Related Party Transactions	6 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

Nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji

Related party balances

The amounts due from related parties as of September 30, 2025 and March 31, 2025 were as follows:

	September 30, 2025 (Unaudited)	March 31, 2025

Jiangsu Sutaitang Online Commercial Co., Ltd.	$1,364,438	$417,563
	$1,364,438	$417,563

As of September 30, 2025, the total balance of amounts due from the related party was $1,364,438. This balance includes a newly added amount of $924,559, which represents the fund borrowings provided by the Company to the counterparty during the current period; these borrowings have a term of three months and are interest-free. The remaining $439,879 is the opening balance of fund borrowings due from the related party as of March 31, 2025, consistent in nature with the newly added borrowings, with an original term of one year and also interest-free.

Related party transactions

1) Revenues generated from related parties

The company sells several TCMP products to related companies based on terms and conditions mutually agreed between the relevant parties. These related party transactions were conducted in the ordinary course of business of the Company.

For the six months ended September 30, 2025 and 2024, the Company generated revenues of $42 and $1,592, respectively, from sales transactions with Taizhou Jiutian Pharmaceutical Co. Ltd.

For the six months ended September 30, 2025 and 2024, the Company generated revenues of $Nil and $1,624, respectively, from sales transactions with Taizhou Su Xuan Tang Chinese Hospital Co. Ltd.

For the six months ended September 30, 2025 and 2024, the Company generated revenue of $Nil and $943, respectively, from sales transactions with Taizhou Su Xuan Tang Chinese Medicine Clinic.

2) Other related party transactions

For the six months ended September 30, 2025, the Company repaid $300,377 to Jiangsu Health Pharmaceutical. For the six months ended September 30, 2024, the Company received $6,212,345 from Jiangsu Health Pharmaceutical..

On January 1, 2018, the Company entered into a lease agreement with Jiangsu Health Pharmaceutical to obtain the right of use for office and warehouse of 3,627 square meters for 10 years for free. The Company recorded right-of-use assets and lease expenses based on the fair value for the lease. For the six months ended September 30, 2025 and 2024, the Company recorded operating lease expenses of $34,776 and $34,739, respectively.

Guarantee

For the six months ended September 30, 2025 and 2024, Taizhou Suxuantang signed several financial guarantee agreements for its related parties. Details of the financial guarantee agreements, please refer to Note 17.